Financial risk management - Schedule Of Items Exposed To Interest Rate Risk And Repricing Gap (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Assets [Abstract]
Cash and due from banks	S/ 11,128,875	S/ 8,380,411
Inter-bank funds	85,006	495,037
Investments at fair value through profit or loss	1,772,313	1,756,844
Investments at amortized cost	51,327,835	44,960,052
Loans and receivables	37,136,853	32,960,917
Total	1,051,872	1,502,554
Total assets	71,562,293	63,744,409
Financial Liabilities [Abstract]
Deposits and obligations	38,093,224	33,681,950
Due to banks and correspondents	3,979,637	4,293,361
Inter-bank funds	169,138
Bonds, notes and other obligations	6,890,290	6,496,778
Insurance contract liabilities	11,338,810	10,300,468
Other accounts payable, provisions and other liabilities	2,048,048	1,750,363
Total equity, net	8,903,448	7,088,476	S/ 5,753,007	S/ 4,998,346
Total liabilities and equity, net	71,562,293	63,744,409
Off- balance sheet accounts
Derivatives held as hedge assets	12,827	97,038
Derivatives held as hedge liabilities	14,881	2,179
Mining rights [member]
Financial Assets [Abstract]
Cash and due from banks	11,128,875	8,380,411
Inter-bank funds	85,006	495,037
Investments at fair value through profit or loss		14,173,910
Investments at fair value through other comprehensive income	15,314,195
Investments at amortized cost	2,206,986	1,884,067
Loans and receivables	37,136,853	32,960,917
Total	3,930,892	4,190,261
Total assets	69,802,807	62,084,603
Financial Liabilities [Abstract]
Deposits and obligations	38,093,224	33,681,950
Due to banks and correspondents	3,979,637	4,293,361
Inter-bank funds	169,138
Bonds, notes and other obligations	6,890,290	6,496,778
Insurance contract liabilities	11,338,810	10,300,468
Other accounts payable, provisions and other liabilities	1,980,322	1,731,439
Total equity, net	8,903,448	7,088,476
Total liabilities and equity, net	71,354,869	63,592,472
Off- balance sheet accounts
Derivatives held as hedge assets	2,256,834	1,720,230
Derivatives held as hedge liabilities	2,256,834	1,720,230
Marginal gap	(1,552,062)	(1,507,869)
Mining rights [member] | Noninterest Bearing Financial Instruments [Member]
Financial Assets [Abstract]
Cash and due from banks	2,704,758	3,102,250
Investments at fair value through profit or loss		448,945
Investments at fair value through other comprehensive income	1,125,722
Loans and receivables	470,508	551,085
Total	3,424,064	3,522,813
Total assets	6,784,036	6,522,923
Financial Liabilities [Abstract]
Deposits and obligations	5,644,238	5,321,025
Other accounts payable, provisions and other liabilities	1,393,461	1,367,552
Total equity, net	8,903,448	7,071,329
Total liabilities and equity, net	15,941,147	13,759,906
Off- balance sheet accounts
Derivatives held as hedge assets	497,100
Net Derivative Financial Assets And Liabilities Held For Hedging	497,100
Marginal gap	(8,660,011)	(7,236,983)
Cumulative gap	(1,552,062)	(1,507,869)
Up to 1 month [member] | Mining rights [member]
Financial Assets [Abstract]
Cash and due from banks	7,078,876	3,906,236
Inter-bank funds	85,006	495,037
Investments at fair value through profit or loss		455,279
Investments at fair value through other comprehensive income	232,135
Loans and receivables	5,293,216	4,068,510
Total	71,552	144,800
Total assets	12,760,785	9,069,862
Financial Liabilities [Abstract]
Deposits and obligations	23,942,608	21,343,198
Due to banks and correspondents	328,668	710,945
Inter-bank funds	169,138
Bonds, notes and other obligations	332,180	177,602
Insurance contract liabilities	80,629	79,169
Other accounts payable, provisions and other liabilities	94,257	129,763
Total equity, net		16,117
Total liabilities and equity, net	24,947,480	22,456,794
Off- balance sheet accounts
Marginal gap	(12,186,695)	(13,386,932)
Cumulative gap	(12,186,695)	(13,386,932)
From 1 to 3 months [member] | Mining rights [member]
Financial Assets [Abstract]
Cash and due from banks	428,176	825,326
Investments at fair value through profit or loss		681,102
Investments at fair value through other comprehensive income	528,116
Investments at amortized cost	46,211	40,125
Loans and receivables	4,562,929	3,711,803
Total	256,718	243,632
Total assets	5,822,150	5,501,988
Financial Liabilities [Abstract]
Deposits and obligations	2,127,669	1,865,574
Due to banks and correspondents	593,866	1,194,249
Bonds, notes and other obligations	171,939	192,641
Insurance contract liabilities	158,548	156,334
Other accounts payable, provisions and other liabilities	162,695	111,198
Total liabilities and equity, net	3,214,717	3,519,996
Off- balance sheet accounts
Derivatives held as hedge assets	165,700	168,650
Net Derivative Financial Assets And Liabilities Held For Hedging	165,700	168,650
Marginal gap	2,773,133	2,150,642
Cumulative gap	(9,413,562)	(11,236,290)
From 3 months to 1 year [member] | Mining rights [member]
Financial Assets [Abstract]
Cash and due from banks	905,866	510,512
Investments at fair value through profit or loss		1,628,586
Investments at fair value through other comprehensive income	1,141,759
Loans and receivables	8,171,518	6,712,551
Total	40,269	119,893
Total assets	10,259,412	8,971,542
Financial Liabilities [Abstract]
Deposits and obligations	5,244,345	3,541,866
Due to banks and correspondents	1,746,238	894,641
Bonds, notes and other obligations	686,713	935,070
Insurance contract liabilities	709,140	699,678
Other accounts payable, provisions and other liabilities	88,466	84,968
Total liabilities and equity, net	8,474,902	6,156,223
Off- balance sheet accounts
Derivatives held as hedge assets	132,560	134,920
Derivatives held as hedge liabilities	298,260
Net Derivative Financial Assets And Liabilities Held For Hedging	(165,700)	134,920
Marginal gap	1,618,810	2,950,239
Cumulative gap	(7,794,752)	(8,286,051)
From 1 to 5 years [member] | Mining rights [member]
Financial Assets [Abstract]
Cash and due from banks	11,199	36,087
Investments at fair value through profit or loss		5,174,381
Investments at fair value through other comprehensive income	2,010,649
Investments at amortized cost	1,158,805	661,455
Loans and receivables	14,764,175	14,466,596
Total	137,957	76,334
Total assets	18,082,785	20,414,853
Financial Liabilities [Abstract]
Deposits and obligations	999,768	1,495,507
Due to banks and correspondents	437,037	685,258
Bonds, notes and other obligations	2,955,175	4,034,094
Insurance contract liabilities	3,239,474	3,125,961
Other accounts payable, provisions and other liabilities	190,468	31,786
Total equity, net		1,030
Total liabilities and equity, net	7,821,922	9,373,636
Off- balance sheet accounts
Derivatives held as hedge assets	1,461,474	1,416,660
Derivatives held as hedge liabilities	1,461,474	1,720,230
Net Derivative Financial Assets And Liabilities Held For Hedging		(303,570)
Marginal gap	10,260,863	10,737,647
Cumulative gap	2,466,111	2,451,596
From 5 years onwards [member] | Mining rights [member]
Financial Assets [Abstract]
Investments at fair value through profit or loss		5,785,617
Investments at fair value through other comprehensive income	10,275,814
Investments at amortized cost	1,001,970	1,182,487
Loans and receivables	4,815,523	4,552,542
Total	332	82,789
Total assets	16,093,639	11,603,435
Financial Liabilities [Abstract]
Deposits and obligations	134,596	114,780
Due to banks and correspondents	873,828	808,268
Bonds, notes and other obligations	2,744,283	1,157,371
Insurance contract liabilities	7,151,019	6,239,326
Other accounts payable, provisions and other liabilities	50,975	6,172
Total liabilities and equity, net	10,954,701	8,325,917
Off- balance sheet accounts
Derivatives held as hedge liabilities	497,100
Net Derivative Financial Assets And Liabilities Held For Hedging	(497,100)
Marginal gap	4,641,838	3,277,518
Cumulative gap	S/ 7,107,949	S/ 5,729,114